Capital Stock and Other Capital Related Accounts (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of detailed information of capital stock and other capital related accounts

	12.31.2017	12.31.2016
Capital stock	59,602,649	56,602,649
Adjustment to capital	151,390,644	151,390,644
Share premium	2,047,627,791	183,902,074
Other capital adjustments (Note 16)	(435,241,562)	(403,406,965)
Merger premium	98,721,206	98,721,206

Total	1,922,100,728	87,209,608

Disclosure of issued paid in and registered capital

The issued, paid-in and registered capital, consists of:

	12.31.2017	12.31.2016
Common stock with a face value of $ 0.1 per share
and entitled to 1 vote each, fully paid-in (Note 31)	596,026,490	566,026,490